Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation
16.	Share-based compensation
Share option plan
In January 2019, the board of the directors of the Company approved a 2019 Equity incentive plan. The equity incentive plan replaced the 2017 equity incentive plan and 2018 equity incentive plan that the Company previously adopted in their entirety and assumed the awards previously granted under these two plans.
Share-based compensation expense related to the option awards granted to the employees amounted to approximately RMB463.2 million, RMB200.2 million and RMB70.1 million for the years ended December 31, 2020, 2021 and 2022.

The following table summarizes the share option activity for the years ended December 31, 2020, 2021 and 2022:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB’000	RMB
Outstanding at January 1, 2020	11,346,381	0.0007	7.7	1,079,661	96.29
Granted	2,607,249	0.0007			104.85
Exercised	(3,144,786)	0.0007
Forfeited	(1,378,694)	0.0007
Outstanding at December 31, 2020	9,430,150	0.0007	7.2	391,330	78.35
Granted	1,041,585	0.0007			46.77
Exercised	(3,049,281)	0.0007
Forfeited	(1,041,366)	0.0007

Outstanding at December 31, 2021	6,381,088	0.0007	6.5	45,236	47.97

Granted	170,953	0.0007			2.74
Exercised	(355,745)	0.0007
Forfeited	(154,835)	0.0007

Outstanding at December 31, 2022	6,041,461	0.0007	5.1	11,609	48.39

Vested and expected to vest at December 31, 2022	6,053,661	0.0007	5.1	11,632	47.02
Exercisable at December 31, 2022	5,682,238	0.0007	4.8	10,919	45.40
The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of RMB41.50, RMB7.1 and RMB 1.9(US$0.28) at December 31, 2020, 2021 and 2022.
The total fair value of share options vested during the years ended December 31, 2020, 2021 and 2022 was RMB346.5 million, RMB115.2million and RMB66.2 million, respectively. The total intrinsic value of options exercised during the years ended December 31, 2020, 2021 and 2022 were RMB265.2 million, RMB296.7 million and RMB22.2 million, respectively.
As of December 31, 2022, there was RMB43.8 million of unrecognized share-based compensation expense related to share options granted, which were expected to be recognized over a weighted-average vesting period of 0.2 to 1.2 years, respectively. To the extent the actual forfeiture rate is different from the Company’s estimate, the actual share-based compensation related to these awards may be different from the expectation.
The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees.
The fair values of share options granted during the years ended December 31, 2020, 2021 and 2022.

	Options Granted in the year ended December 31, 2020	Options Granted in the year ended December 31, 2021	Options Granted in the year ended December 31, 2022
Expected volatility	57.77%-58.65%	60.31%-61.94%	50.43%-52.00%
Risk-free interest rate	0.82%-1.09%	1.66%-1.96%	2.47%-4.10%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0-20%
Fair value of the common share on the date of option grant (RMB)	41.50-77.78	7.09-60.19	1.45-3.83

Notes:

(i)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the Chinese sovereign bond/US government bond with a maturity life equal to the expected life to expiration.

(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.

(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.